Summary of Significant Accounting Policies - Summary of Changes in Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Contract liabilities, Beginning balance	$ 3,229,431	$ 1,332,132
Cash received in advance, excluding VAT	8,031,503	13,769,113
Revenue recognized from contract liabilities	(2,043,549)	(1,021,831)
Revenue recognized from contract liabilities arising during period	(5,276,614)	(10,791,785)
Foreign currency translation	133,734	(58,198)
Contract liabilities, Ending balance	$ 4,074,505	$ 3,229,431